Share based compensation (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 21, 2024 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Share based compensation
Description of incentives stock options		the Company announced the grant of 2,050,000 incentive stock options at a price of $0.216 to employees, officers and directors. These incentive stock options will vest upon receipt of cash for SFD® services performed: 1/3 upon collection of US$6.5 million, 1/3 upon the collection of the next US$7.0 million and the final 1/3 upon collection of an additional US$7.5 million
Bonus Accrued				$ 0	$ 0
Employee Contributions			$ 15,000
Company Matched Employee Contributions			$ 52,867
Compensation expense		$ 16,000
Description of compensation expense		360,139 common shares, less withholding taxes, are due to the marketing consultant
Restricted stock unit shares, granted | shares	1,035,000